Investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of investments
As at December 31, 2021 and 2020, the Company had the following investments:

	2021	2020
Investment in PrairieSky Royalty Ltd.	$309	$228
Investment in Inter Pipeline Ltd.	—	77
	$309	$305
The (gain) loss from the investment in PrairieSky was comprised as follows:

	2021	2020	2019
(Gain) loss from investment	$(81)	$117	$55
Dividend income	(7)	(9)	(17)
	$(88)	$108	$38
The (gain) loss from the investment in Inter Pipeline was comprised as follows:

	2021	2020	2019
(Gain) loss from investment	$(51)	$68	$(21)
Dividend income	(2)	(5)	(11)
	$(53)	$63	$(32)